PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

8. PROPERTY AND EQUIPMENT, NET

        Property and equipment, net consists of the following at:

	December 31,
	2012	2013
Film projection equipment	24,841,457	27,165,958
Furniture and office equipment	1,668,538	1,953,665
Transportation equipment	761,874	852,689
Leasehold improvements	41,664,495	45,431,430

	68,936,364	75,403,742
Less: accumulated depreciation	(8,766,890)	(13,963,450)

	60,169,474	61,440,292
Construction in progress	39,135	2,238,360

Property and equipment, net	60,208,609	63,678,652

        Depreciation expense for the years ended December 31, 2011, 2012 and 2013 was $2,032,836, $3,555,734 and $4,960,417 respectively.